Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Asset Acquisition [Abstract]
Schedule of Table Presents the Acquisition Date Fair Value

The following table presents the acquisition date fair value of the asset acquired:

Assets acquired:
Balance – January 1, 2023	$—
Issuance of common stock at fair value	1,334,858
Legal costs capitalized	42,611
Balance – December 31, 2023	$1,377,469